Concentrations of Risk	12 Months Ended
Jun. 30, 2023
Concentrations of Risk [Abstract]
Concentrations of risk

Note 16 – Concentrations of risk

Credit Risk

The Company is exposed to credit risk from its cash in banks and advances on performance obligations.

As of June 30, 2023 and 2022, $0 and approximately $0.3 million was deposit with a bank located in the US or Hong Kong subject to credit risk. In the US, the insurance coverage of each bank is USD $250,000. In Hong Kong, the insurance coverage of each bank is HKD 500,000 (approximately $64,000).

Prepayments and advances are subject to credit evaluation. An allowance will be made for credit losses on estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Vendor Concentration Risk

As of June 30, 2023 and 2022, one vendor accounted for 100% of the Company’s accounts payable.

There were no purchases for the year ended June 30, 2023. For the year ended June 30, 2022, three vendors accounted for 60%, 27% and 13% of the Company’s total purchases. For the year ended June 30, 2021, one vendor accounted for 89% of the Company’s total purchases.